Commitments And Contingent Liabilities (Schedule Of The Aggregate Amount Of Payments For Commitments Outstanding) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Commitments and Contingencies Disclosure [Line Items]
2014	¥ 346,677
2015	34,691
2016	4,982
2017	1,434
2018	1,099
Thereafter	2,538
Total	¥ 391,421